LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of supplemental balance sheet information

	2023	2024
Operating leases
Operating lease right-of-use assets	18.7	45.0
Operating lease liabilities – current (Note 4)	9.7	13.3
Operating lease liabilities – non-current	9.7	30.3
Total operating lease liabilities	19.4	43.6

Schedule of maturities of operating lease liabilities

Operating
Leases
Year ended December 31,
2025	15.1
2026	9.1
2027	8.8
2028	8.3
2029	6.3
Thereafter	—
Total lease payments	47.6

Less imputed interest	(4.0)
Total	43.6

Schedule of Lease term and Discount rate

	Weighted average remaining lease term, years		Weighted average discount rate, %
	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024
Operating leases	2.8	4.1	3.3%	4.0%